14. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments
•	Classification of financial instruments

							Consolidated
Consolidated				12/31/2020			12/31/2019
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	4		9,944,586	9,944,586		1,088,955	1,088,955
Short-term investments	5	3,305,109	478,253	3,783,362	2,114,620	518,553	2,633,173
Trade receivables	6		2,867,352	2,867,352		2,047,931	2,047,931
Dividends and interest on equity	9		38,088	38,088		44,554	44,554
Derivative financial instruments	9				1,364		1,364
Trading securities	9	5,065		5,065	4,034		4,034
Total		3,310,174	13,328,279	16,638,453	2,120,018	3,699,993	5,820,011

Non-current
Investments	5		123,409	123,409		95,719	95,719
Other trade receivables	9		2,445	2,445		7,059	7,059
Eletrobrás compulsory loan	9		852,532	852,532		845,284	845,284
Receivables by indemnity	9		517,183	517,183
Loans - related parties	9		966,050	966,050		846,300	846,300
Investments	10	59,879		59,879	47,300		47,300
Derivative financial instruments	9				4,203		4,203
Total		59,879	2,461,619	2,521,498	51,503	1,794,362	1,845,865

Total Assets		3,370,053	15,789,898	19,159,951	2,171,521	5,494,355	7,665,876

Liabilities
Current
Borrowings and financing	13		4,155,483	4,155,483		5,152,234	5,152,234
Trade payables	17		4,819,539	4,819,539		3,012,654	3,012,654
Trade payables - drawee risk	15		623,861	623,861		1,121,312	1,121,312
Dividends and interest on capital	15		946,133	946,133		13,252	13,252
Leases	16		93,626	93,626		35,040	35,040
Derivative financial instruments		8,722		8,722
Total		8,722	10,638,642	10,647,364		9,334,492	9,334,492

Non-current
Borrowings and financing	13		31,215,128	31,215,128		22,938,469	22,938,469
Trade payables	17		543,527	543,527
Derivative financial instruments		97,535		97,535
Leases	16		436,505	436,505		439,350	439,350
Total		97,535	32,195,160	32,292,695		23,377,819	23,377,819

Total Liabilities		106,257	42,833,802	42,940,059		32,712,311	32,712,311

Schedule of financial instruments at fair value through profit or loss

The table below shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2020			12/31/2019
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial assets at fair value through profit or loss
Financial investments	3,305,109		3,305,109	2,114,620		2,114,620
Derivative financial instruments					1,364	1,364
Trading securities	5,065		5,065	4,034		4,034
Non-current
Financial assets at fair value through profit or loss
Investments	59,879		59,879	47,300		47,300
Derivative financial instruments					4,203	4,203
Total Assets	3,370,053		3,370,053	2,165,954	5,567	2,171,521

Liabilities
Current
Financial liabilities at fair value through profit or loss
Derivative financial instruments		8,722	8,722
Non-current
Financial liabilities at fair value through profit or loss
Derivative financial instruments		97,535	97,535
Total Liabilities		106,257	106,257

Schedule of other Operating Income and Expenses

In accordance with the Company’s policy, the gains and losses arising from the variation in the share price are recorded directly in the income statement as financial result in the case of financial investments, or as other operating income and expenses in the case of long-term investments.

Class of shares	12/31/2020				12/31/2019				12/31/2020	12/31/2019
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Fair value adjustment recognized in profit or loss (note 27 and 28)
USIM3	107,156,651	15.19%	15.69	1,681,288	107,156,651	15.19%	9.87	1,057,636	623,652	(168,236)
USIM5	111,144,456	20.29%	14.61	1,623,821	111,144,456	20.29%	9.51	1,056,984	566,837	32,232
				3,305,109				2,114,620	1,190,489	(136,004)
PATI3	2,065,529	11.31%	28.99	59,879	2,065,529	11.31%	22.90	47,300	12,579	17,224
				3,364,988				2,161,920	1,203,068	(118,780)

Schedule of foreign exchange exposure

The consolidated net exposure as of December 31, 2020 is shown below:

		12/31/2020
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	664,951	13,372
Trade receivables	387,039	2,560
Financial investments	23,748
Other assets	9,158	4,474
Total Assets	1,084,896	20,406
Borrowings and financing	(4,812,268)
Trade payables	(139,672)	(9,258)
Iron ore derivative	(172)
Other liabilities	(9,305)	(1,010)
Total Liabilities	(4,961,417)	(10,268)
Foreign exchange exposure	(3,876,521)	10,138
Cash flow hedge accounting	3,992,200
Exchange rate swap CDI x Dollar	(67,000)
Net foreign exchange exposure	48,679	10,138

Schedule of currencies used in sensitivity analysis

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2020
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.1967	5.2617	6.4959	7.7951
EUR	6.3779	6.3867	7.9724	9.5669
USD x EUR	1.2271	1.2124	1.5339	1.8407

Schedule of sensitivity analysis effects on exchange position

The effects on the result, considering scenarios 1 and 2 are shown below:

					12/31/2020
Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(3,876,521)	Dollar	(251,974)	(5,036,279)	(10,072,558)

Cash flow hedge accounting	3,992,200	Dollar	259,493	5,186,566	10,373,133

Exchange rate swap CDI x Dollar	(67,000)	Dollar	(4,355)	(87,045)	(174,089)

Net exchange position	48,679	Dollar	3,164	63,242	126,486

Net exchange position	10,138	Euro	89	16,165	32,330

Exchange rate swap Dollar x Euro	40,697	Dollar	5,264	50,134	78,337

(*) The probable scenarios were calculated considering the following variations for risks: Real x Dollar - devaluation of the Real by 1.25% / Real x Euro - devaluation of the Real by 0.14% / Euro x Dollar - appreciation of Euro by 1.20%. Source: Central Bank of Brazil and European Central Bank quotations on 1/14/2021.

Schedule of sensitivity analysis effects on class of shares

The effects on the result, considering the probable scenarios, 1 and 2 are shown below:

		12/31/2020
Class of shares	Probable scenario	Scenario 1	Scenario 2
USIM3	(84,064)	(420,322)	(840,644)
USIM5	(81,191)	(405,955)	(811,910)
PATI3	(2,994)	(14,970)	(29,940)

Schedule of sensitivity analysis of interest rate swaps

The interest rates used in the sensitivity analysis and their respective scenarios are shown below:

		12/31/2020
Interest	Interest Rate	Scenario 1	Scenario 2
CDI	1.90%	2.38%	2.85%
TJLP	4.55%	5.69%	6.38%
LIBOR	0.26%	0.32%	0.39%

The effects on the result, considering scenarios 1 and 2 are shown below:

						Consolidated
					Impact on profit or loss
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	1.90	5,779,452	(9,104,416)	(10,673)	(15,794)	(31,588)
TJLP	4.55		(817,374)	(2,155)	(9,298)	(18,596)
Libor	0.26		(4,533,341)	(43,321)	(2,920)	(5,840)

(*) The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2020 as a probable scenario recorded in the company’s assets and liabilities.

Schedule of sensitivity analysis of price risks platts index

The effects on the result, considering scenarios 1 and 2 are shown below:

	12/31/2020
Maturity	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
2/2/2021	(33,677)	(120,262)	(240,524)
3/2/2021	(43,144)	(127,915)	(255,830)
	(76,821)	(248,177)	(496,354)

(*) The probable scenario was calculated considering the quotation of “Platts” on 1/14/2021 for the maturities of 2/2/2021 and 3/2/2021. Source: Bloomberg.

Schedule of dollar x Euro swap

The Company has derivative transactions with Banco Bradesco to protect its debt in NCE raised in September 2019 with maturity in October 2023 in the amount of US$67 million (equivalent to R$278 million) at a cost compatible with that usually practiced by the Company.

							Consolidated
							12/31/2020
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) in 2020
Counterparties	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap Dollar x Euro	04/26/2021 to 06/08/2021	Dollar	17,377	90,315	(93,823)	(3,508)	(4,749)
Exchange rate swap Dollar x Euro	01/06/2021 a 06/11/2021	Dollar	23,320	121,207	(125,528)	(4,321)	(4,321)
Total dollar-to-euro swap			40,697	211,522	(219,351)	(7,829)	(9,070)

Exchange rate swap GBP x Euro	Settled	GBP	3,956				(602)
Total Swap GBP x Euro			3,956				(602)

Exchange rate swap CDI x Dollar	02/10/2023	Dollar	(67,000)	289,544	(387,079)	(97,535)	(106,143)
Total Swap CDI x dollar			(67,000)	289,544	(387,079)	(97,535)	(106,143)

				501,066	(606,430)	(105,364)	(115,815)

Schedule of hedging instruments

The table below presents a summary of the relations of hedge as of December 31, 2020:

									12/31/2020
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6805	30,000	(30,000)	(82,374)	-
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.678	35,000	(35,000)	(96,190)	-
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.676	35,000	(35,000)	(96,261)	-
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000	(45,000)	(58,475)	(30,231)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.285	100,000	(75,000)	(92,026)	(47,793)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.285	30,000	(18,000)	(14,185)	(22,940)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3254	100,000	(60,000)	(46,474)	(74,852)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	25,000	(15,000)	(11,467)	(18,410)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	70,000	(42,000)	(32,108)	(51,548)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	30,000	(18,000)	(13,760)	(22,092)
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3815	30,000	(18,000)	(13,605)	(21,782)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - October 2022	3.394	355,000	(276,500)	(338,777)	(141,512)
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(820,045)	(306,189)	(660,205)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(247,061)	(329,966)	(1,568,823)
10/1/2020	Bonds without express maturity and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 - December 2050	4.0745	1,416,000	(102,000)	(136,029)	(1,474,571)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2017 - January 2028	4.2064	1,000,000	-	-	(990,299)
Total						5,828,806	(1,836,606)	(1,667,886)	(5,125,058)

(*) On December 31, 2020, the amount of (R$1,667,886) was recorded in Other Operating Expenses. As of December 31, 2019, (R$790,353).

Schedule of changes in hedge accounting

The changes in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2020 are as follows :

				Consolidated
	12/31/2019	Movement	Realization	12/31/2020
Cash flow hedge accounting	1,255,770	5,537,174	(1,667,886)	5,125,058

Schedule of reclassified to other operating income and expenses

The table below shows the result of the derivative instrument on December 31, 2020 recognized in Other Comprehensive Income and, when carrying out shipments, the amount reclassified to Other Operating Income and Expenses:

				12/31/2020			12/31/2020
		Appreciation (R$)		Fair value (market)	Other income and expenses	Other comprehensive income	Exchange variation
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
09/02/2020 (Settled)	Platts				(31,678)		(136)
10/02/2020 (Settled)	Platts				(132,997)		(9,051)
11/04/2020 (Settled)	Platts				(85,164)		(7,301)
12/02/2020 (Settled)	Platts				(33,310)		52
2/2/2021	Platts	486,852	(493,925)	(7,073)		(6,888)	(185)
2/3/2021	Platts	527,684	(521,504)	6,180		6,063	117
		1,014,536	(1,015,429)	(893)	(283,149)	(825)	(16,504)

Schedule of changes in hedge accounting platts

The change in the amounts related to cash flow hedge accounting - “Platts” index recorded in shareholders’ equity on December 31, 2020 is shown as follows:

	12/31/2019	Movement	Realization	12/31/2020
Cash flow hedge accounting – “Platts”		283,974	(283,149)	825
Income tax and social contribution on cash flow hedge accounting		(96,551)	96,271	(280)
Fair Value of cash flow accounting - Platts, net		187,423	(186,878)	545

Schedule of non-derivative financial liabilities

In order to eliminate this exposure and cover future fluctuations in the Euro on these loans, non-derivative financial liabilities were designated, represented by loan contracts with financial institutions in the amount of € 120 million which matured on January 31, 2020, when was settled financially.

						12/31/2020
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Exchange rate on designation	Designated amounts (EUR'000)	Impact on shareholders' equity
09/30/2015	Non-derivative financial liabilities in EUR – Debt contract	Investments in subsidiaries which EUR is the functional currency	Foreign exchange - R$ vs. EUR spot rate	4.0825	120,000	6,293
Total					120,000	6,293

Schedule of balance sheet and statement of income
•	Classification of derivatives in the balance sheet and income

						12/31/2020	12/31/2019
Instruments	Liabilities			Other operating income expenses	Other comprehensive income	Financial income (expenses), net (note 28)
	Current	Non-current	Total
Exchange rate swap Dollar x Euro	(7,829)		(7,829)			(9,070)	783
Exchange rate swap GBP x Euro						(602)
Exchange rate swap CDI x Dollar		(97,535)	(97,535)			(106,143)	4,203
Iron ore derivative	(893)		(893)	(283,149)	(825)	(16,504)
	(8,722)	(97,535)	(106,257)	(283,149)	(825)	(132,319)	4,986

Schedule of contractual maturities of financial liabilities

The following are the contractual maturities of financial liabilities including interest.

					Consolidated
At December 31, 2020	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 13)	4,155,483	14,146,118	4,671,511	12,397,499	35,370,611
Lease Liabilities (note 16)	93,626	143,227	115,398	177,880	530,131
Derivative financial instruments (note 14 I)	8,722		97,535		106,257
Trade payables (note 17)	4,819,539	528,551	14,976		5,363,066
Trade payables – Drawee risk (note 14 I)	623,861				623,861
Dividends and interest on equity (note 15)	946,133				946,133
Total	10,647,364	14,817,896	4,899,420	12,575,379	42,940,059

Schedule of fair values of assets and liabilities

The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2020		12/31/2019
	Closing Balance	Fair value	Closing Balance	Fair value
Perpetual bonds	5,203,773	5,157,465	4,036,186	3,706,553
Fixed Rate Notes	15,067,341	15,744,067	8,090,297	8,345,471

Schedule of capital Management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the Company’s consolidated capital structure, with financing by equity and third-party capital:

Thousands of reais	12/31/2020	12/31/2019
Shareholder's equity (equity)	11,251,505	11,361,932
Borrowings and Financing (Third-party capital)	35,270,653	27,967,036
Gross Debit/Shareholder's equity	3.13	2.46